CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash flows from operating activities:
Net loss	$ (4,745)	$ (4,050)
Adjustments required to reconcile net loss to net cash used in operating activities:
Non-cash stock-based compensation	1,070	2,044
Depreciation	116	90
Severance pay, net	61	2
Gain for the sale of Evogene shares		(240)
Change in fair value of exchange option and embedded derivatives within research and development arrangements	(1,313)	(733)
Amortization of the cash consideration of the research and development funding arrangements	(44)
Decrease in trade receivables		21
Increase in other accounts receivable and prepaid expenses	(123)	(412)
Increase in long-term prepaid expenses	(400)
Decrease in trade payables and other accounts payable and accrued expenses	(165)	(599)
Net cash used in operating activities	(5,543)	(3,877)
Cash flows from investing activities:
Proceeds from maturity of short-term bank deposits	16,525	14,524
Investment in short-term bank deposits	(13,107)	(17,791)
Increase in long-term lease deposits	(51)	(9)
Purchase of property and equipment	(315)	(32)
Proceeds from sale of investment in Evogene		233
Net cash provided by (used in) investing activities	3,052	(3,075)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net	3,663
Proceeds from research and development funding arrangement		5,000
Proceeds from exercise of options	1,769	886
Net cash provided by financing activities	5,432	5,886
Increase (decrease) in cash and cash equivalents	2,941	(1,066)
Cash and cash equivalents at the beginning of the period	5,846	7,300
Cash and cash equivalents at the end of the period	$ 8,787	$ 6,234